Equity (Details 3) In Thousands, except Share data, unless otherwise specified	9 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended
	Sep. 30, 2012 AUD	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2004 Convertible promissory notes USD ($) item	Dec. 31, 2011 Exercise price of AU$8.20 USD ($)	Dec. 31, 2011 Exercise price of AU$11.20 USD ($)	Nov. 30, 2010 Exercise price of AU$6.40	Dec. 31, 2011 Exercise price of AU$6.40 USD ($)	Dec. 31, 2010 Exercise price of AU$6.40 USD ($)	Nov. 10, 2010 Exercise price of AU$6.40 USD ($)	Jun. 30, 2004 Exercise price of AU$5.00 Convertible promissory notes USD ($)
Warrants
Warrants outstanding (in shares)	1,664,599	1,496,032	1,223,787
Warrants issued (in shares)	1,050				10,623	276,501			850,737	357,050	16,000
Exercise price of warrants (in dollars per share)	6.40				$ 8.20	$ 11.20		$ 6.40	$ 6.40	$ 6.40	$ 5.00
Term of warrants					4 years	4 years	4 years		4 years		10 years
Notes issued (in dollars)				$ 800
Number of unrelated parties				1
Warrants exercised (in shares)								14,879
Total proceeds on exercise of warrants	7							$ 99